S000000882 [Member] Investment Objectives and Goals - Wasatch-Hoisington U.S. Treasury Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch-Hoisington U.S. Treasury Fund® — Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to provide a rate of return that exceeds the rate of inflation over a business cycle by investing in U.S. Treasury securities with an emphasis on both income and capital appreciation.